General (Details)	1 Months Ended
	Oct. 20, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares
Disclosure of general information about financial statements [text block] [Abstract]
Ordinary shares, par value | ₪ / shares		₪ 1.0	₪ 1.0
Sapiens issued | shares	3,898,304
Share price | $ / shares	$ 29.50
Total proceeds	$ 108,737
Net of issuance expenses	$ 509
Percentage of share capital	3.38%